UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended: March 31, 2003
                                                   -----------------------
     Check here if Amendment [ ]; Amendment Number:
                                                   -----------------------

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Harrold J. McComas
          -----------------------------------
Address   c/o Foley & Lardner
          -----------------------------------
          777 East Wisconsin Avenue
          -----------------------------------
          Milwaukee, Wisconsin 53202
          -----------------------------------

Form 13F File Number:  28-4363
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Harrold J. McComas
          -----------------------------------
Title:    n/a
          -----------------------------------
Phone:    (414) 297-5748
          -----------------------------------

Signature, Place, and Date of Signing:

 /s/ Harrold J. McComas        Milwaukee, Wisconsin                May 5, 2003
------------------------       --------------------                -----------
      [Signature]                [City, State]                        [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number                 Name
     --------------------                 ----
     28-3097                              Bank One Wisconsin Trust Company, N.A.
     28-2903                              Campbell Newman Asset Management, Inc.
     28-1526                              Fiduciary Management, Inc.
     28-6687                              U.S. Bancorp Asset Management, Inc.
     28-0274                              M&I Investment Management Corp.
     28-6695                              Northstar Capital Management, Inc.
     28-0290                              Northern Trust Corporation
     28-2353                              Scudder Kemper Investments
     28-1823                              Stein Roe & Farnham

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------------------
Form 13F Information Table Entry Total:         26
Form 13F Information Table Value Total:         $58,578
                                                -------
                                                     (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                            Form 13F INFORMATION TABLE

--------------------- -------------- ----------- ------------ --------------------- ---------- -------- -----------------------
      Column 1           Column 2      Column 3     Column 4          Column 5       Column 6  Column 7       COLUMN 8
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- -----------------------
                                                     Value    Shrs or          Put/ Investment   Other     Voting authority
   Name of issuer     Title of class    CUSIP      (x$1000)   prn amt SH/PRN   Call Discretion Managers Sole  Shared   None
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
AMERICAN
INTERNATIONAL GROUP   COM            026874 10 7     841,000   17,000    SH            OTHER                  17,000
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
BANC ONE CORP         COM            06423A 10 3   1,523,000   44,000    SH            OTHER                  44,000
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
CITIGROUP, INC.       COM            172967101     1,481,000   43,000    SH            OTHER                  43,000
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
COCA COLA CO          COM            191216 10 0   3,141,000   77,600    SH            OTHER                  77,600
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
COLGATE PALMOLIVE CO  COM            194162 10 3   4,186,000   76,900    SH            OTHER                  76,900
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
EXXON MOBIL CORP.     COM            302316 10 2     423,000   11,400    SH            OTHER                  11,400
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
FEDERAL NATIONAL
MORTGAGE              COM            313586 10 9   2,091,000   32,000    SH            OTHER                  32,000
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
GENERAL ELEC CO       COM            369604 10 3   6,997,000  274,400    SH            OTHER                 274,400
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
GILLETTE CO           COM            365766 10 2     978,000   31,600    SH            OTHER                  31,600
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
J.P.MORGAN CHASE &
CO.                   COM            46625H 10 0   1,700,000   71,680    SH            OTHER                  71,680
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
JOHNSON & JOHNSON     COM            478160 10 4   5,741,000   99,200    SH            OTHER                  99,200
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
KIMBERLY CLARK CORP   COM            494368 10 3   1,637,000   36,000    SH            OTHER                  36,000
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
LOWES COS             COM            548661 10 7   1,694,000   41,500    SH            OTHER                  41,500
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
MARSHALL & ILSLEY
CORP                  COM            571834 10 0   1,840,000   72,000    SH            OTHER                  72,000
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
MERCK & CO            COM            589331 10 7   1,369,000   25,000    SH            OTHER                  25,000
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
NORTHERN TR CORP      COM            665859 10 4   2,497,000   82,000    SH            OTHER                  82,000
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
PFIZER INC            COM            717081 10 3   4,559,000  146,300    SH            OTHER                 146,300
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
PROCTER & GAMBLE CO   COM            742718 10 9   4,185,000   47,000    SH            OTHER                  47,000
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
ROYAL DUTCH           NEW  YORK
PET CO                1.25 GLDR      780257 80 4     489,000   12,000    SH            OTHER                  12,000
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
SCHERING PLOUGH CORP  COM            806605 10 1     178,000   10,000    SH            OTHER                  10,000
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
3 M COMPANY           COM            88579Y 10 1   3,095,000   23,800    SH            OTHER                  23,800
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
TRIBUNE CO.           COM            896047 10 7     315,000    7,000    SH            OTHER                   7,000
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
US BANCORP            COM            902973 30 4   1,670,000   88,000    SH            OTHER                  88,000
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
UNITED PARCEL
SERVICE               COM            911312 10 6   2,075,000   36,400    SH            OTHER                  36,400
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
VERIZON COMM          COM            92343V 10 4     636,000   18,000    SH            OTHER                  18,000
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------
WALGREEN CO.          COM            931422 10 9   3,237,000  109,800    SH            OTHER                 109,800
--------------------- -------------- ----------- ------------ ------- -------- ---- ---------- -------- ---- --------- --------